SHARE CAPITAL AND SHARE-BASED PAYMENTS - Activity of Outstanding Units Other than Options (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1 (in units)	613,617	533,698
Granted (in units)	63,089	79,919
Issued in connection with Alacer acquisition (in units)	234,440	0
Redeemed / Settled (in units)	(163,161)	0
Outstanding, December 31 (in units)	747,985	613,617
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1 (in units)	356,160	425,095
Granted (in units)	145,987	195,530
Issued in connection with Alacer acquisition (in units)	998,901	0
Redeemed / Settled (in units)	(719,345)	(200,671)
Forfeited (in units)	(32,838)	(63,794)
Outstanding, December 31 (in units)	748,865	356,160
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1 (in units)	308,500	311,100
Granted (in units)	222,045	144,500
Issued in connection with Alacer acquisition (in units)	985,489	0
Redeemed / Settled (in units)	(402,198)	(122,300)
Forfeited (in units)	0	(24,800)
Outstanding, December 31 (in units)	1,113,836	308,500